Restructuring Charges (Changes in Accrued Restructuring Charges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		¥ 26,558	¥ 32,841	¥ 23,674
Restructuring costs		25,715	24,710	33,005
Non-cash charges		(2,806)	(100)	(2,731)
Cash payments		(27,398)	(30,088)	(21,705)
Adjustments		(747)	(805)	598
Accrued restructuring charges, ending balance		21,322	26,558	32,841
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		24,638	25,740	19,486
Restructuring costs		19,669	22,957	24,449
Cash payments		(24,246)	(23,385)	(19,150)
Adjustments		(891)	(674)	955
Accrued restructuring charges, ending balance		19,170	24,638	25,740
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	2,806	100	2,731
Non-cash charges	[1]	(2,806)	(100)	(2,731)
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		1,920	7,101	4,188
Restructuring costs		3,240	1,653	5,825
Cash payments		(3,152)	(6,703)	(2,555)
Adjustments		144	(131)	(357)
Accrued restructuring charges, ending balance		¥ 2,152	¥ 1,920	¥ 7,101

[1]	Significant asset impairments excluded from restructuring charges are described in Note 13.